COMMITMENTS AND CONTINGENCIES - Additional Information - 4 Other Commitments - Provisional License (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 PHP	Dec. 31, 2013 High Roller Tables [Member]	Dec. 31, 2013 Non-High Roller Tables [Member]	Dec. 31, 2013 Slot Machines And Electronic Gaming Machines [Member]	Dec. 31, 2013 Junket Operation [Member]	Dec. 31, 2013 Philippine Parties [Member] USD ($)	Dec. 31, 2013 Philippine Parties [Member] Land And Building [Member] Minimum [Member] USD ($)	Dec. 31, 2013 MCE Leisure [Member] USD ($)	Dec. 31, 2013 MCE Leisure [Member] Minimum [Member] USD ($)	Dec. 31, 2013 PAGCOR [Member] USD ($)	Dec. 31, 2013 PAGCOR [Member] Minimum [Member] USD ($)	Feb. 17, 2012 SM Group [Member] USD ($)	Feb. 17, 2012 SM Group [Member] PHP
Commitments And Contingencies [Line Items]
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License											$ 1,000,000
Required investment commitment to be utilized or invested in Philippines Project by its opening								325,000		325,000		650,000
Required investment commitment to be utilized or invested in Philippines Project by its opening							175,000		175,000		350,000
Time limit to submit a bank guarantee, letter of credit or surety bond upon getting approval by PAGCOR of the project implementation plan, days	30 days	30 days
Amount of bank guarantee, letter of credit or surety bond required	2,246	100,000
Percentage of delay in construction as forfeiture point	50.00%	50.00%
Amount of surety bond submitted													2,246	100,000
Number of days to secure a surety bond prior to commencement of operation of the casino	7 days	7 days
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees	2,246	100,000
Initial deposit in the escrow account	100,000
Minimum balance of the escrow account	$ 50,000
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR			15.00%	25.00%	25.00%	15.00%
Cultural heritage fee percentage of casino revenues generated from non-junket operation tables payable to PAGCOR	2.00%	2.00%
Additional fee percentage on non-gaming revenues payable to PAGCOR	5.00%	5.00%
Grounds for revocation of the license - Number of days of failing to remit the license fees upon the receipt of notice of default	30 days	30 days
Grounds for revocation of the license - Percentage of delay in construction	50.00%	50.00%
Grounds for revocation of the license - Exceeding the Debt-to-equity ratio	2.33	2.33